Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 5 — LEASES

Our operating lease cost for the six months ended June 30, 2026 and 2025 was $3,361,661 and $2,836,006, respectively, and was recorded in general and administrative expenses on our condensed consolidated statements of operations and other comprehensive income (loss). We classify operating lease payments as cash outflows from operating activities in the condensed consolidated statements of cash flows.

We also present the change in the carrying amount of the right-of-use assets and operating lease liabilities as two adjustments in determining net cash provided by operating activities.

The following table presents balances reported in our condensed consolidated statements of financial position related to our operating leases as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Right-of-use assets	$64,014,634	$64,357,655

Lease liabilities – current	$3,497,320	$3,611,195
Lease liabilities – non-current	7,624,608	8,911,821
Total lease liabilities	$11,121,928	$12,523,016

The following is a summary of supplemental information pertaining to our operating leases as of June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Cash payments for operating leases	$2,636,149	$2,054,585
Lease liabilities arising from obtaining right-of-use assets	$803,472	$1,152,336